Expense Example, No Redemption {- Fidelity Advisor Freedom® 2030 Fund} - 03.31 Fidelity Advisor Freedom Funds AMCIZ PRO-17 - Fidelity Advisor Freedom® 2030 Fund	Jul. 13, 2021 USD ($)
Class A
Expense Example, No Redemption:
1 Year	$ 664
3 Years	849
5 Years	1,047
10 Years	1,597
Class M
Expense Example, No Redemption:
1 Year	465
3 Years	707
5 Years	963
10 Years	1,677
Class C
Expense Example, No Redemption:
1 Year	170
3 Years	524
5 Years	899
10 Years	1,933
Class I
Expense Example, No Redemption:
1 Year	69
3 Years	212
5 Years	365
10 Years	787
Class Z
Expense Example, No Redemption:
1 Year	60
3 Years	184
5 Years	317
10 Years	$ 688